GOF SA4 05/20

SUPPLEMENT DATED MAY 15, 2020

TO THE STATEMENTS OF ADDITIONAL INFORMATION

DATED NOVEMBER 1, 2019 OF

Franklin U.S. Government Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

The Statements of Additional Information of the Funds are amended as follows:

  I.              The following is added to “Goals, Strategies and Risks – Non-Fundamental Investments Policies:”

Maturity, for purposes of the Fund’s investment policies, is calculated in accordance with Rule 2a-7, including Rule 2a-7’s maturity shortening provisions.

Please keep this supplement with your Statement of Additional Information for future reference.

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